TRADE AND OTHER PAYABLES - Schedule of Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrual for rebates, discounts and returns	$ (507)	$ (428)	$ (436)
Rebates payable	(28)	(4)	(114)
Accounts payable	(39)	(33)	(26)
Accruals and other payables	(150)	(137)	(133)
Other tax and social security payable	(19)	(15)	(11)
Trade and other payables	$ (743)	$ (617)	$ (720)